Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Tax losses carried forward	¥ 102,239	¥ 286,044
Write-down of inventories	10,771	16,840
Warranty reserve	2,704	0
Allowance for doubtful accounts	1,314	1,744
Unrealized gain from intracompany sale	0	162
Subtotal	117,028	304,790
Less: Valuation allowance	(17,984)	(304,790)	¥ (254,039)	¥ (119,065)
Deferred tax assets	¥ 99,044	¥ 0